Document and Entity Information	Feb. 28, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 28, 2025
Entity Registrant Name	Wesbanco, Inc.
Entity Incorporation State Country Code	WV
Entity File Number	001-39442
Entity Tax Identification Number	55-0571723
Entity Address Address Line 1	1 Bank Plaza
Entity Address City Or Town	Wheeling
Entity Address State Or Province	WV
Entity Address Postal Zip Code	26003
City Area Code	304
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000203596
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/40th interest in a share of 6.75% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A)
Trading Symbol	WSBCP
Security Exchange Name	NASDAQ